EMPLOYEE OPTION PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allocated Share-based Compensation Expense	$ 5,076	$ 4,983	$ 3,978
Cost of revenues [Member]
Allocated Share-based Compensation Expense	0	1	11
Research and development expenses [Member]
Allocated Share-based Compensation Expense	0	5	67
Selling and marketing expenses [Member]
Allocated Share-based Compensation Expense	0	15	86
General and administrative expenses [Member]
Allocated Share-based Compensation Expense	$ 5,076	$ 4,962	$ 3,814